Pro Forma Financial Information (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pro Forma Information
Pro forma total revenues	$ 328,145	$ 337,308
Pro forma income from continuing operations	53,242	86,233
Less: Net income attributable to noncontrolling interests	(14,301)	(23,856)
Pro forma income from continuing operations attributable to CPA 16 - Global Stockholders	$ 38,941	$ 62,377
Pro froma earnings per share:
Income from continuing operations attributable to CPA: 16 - Global stockholders	$ 0.19	$ 0.31